Net Loss Per Share - Additional Information (Detail) (Employee stock options [Member])	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Employee stock options [Member]
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Line Items]
Common stock excluded from diluted net loss per share	941,437	1,020,652	952,957	1,040,307